Greater India Portfolio

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
India — 96.3%
Airlines — 0.7%
InterGlobe Aviation, Ltd.(1)	74,379	$1,530,894

		$1,530,894

Auto Components — 1.2%
MRF, Ltd.	3,154	$2,634,777

		$2,634,777

Automobiles — 6.9%
Eicher Motors, Ltd.	12,698	$3,758,968
Maruti Suzuki India, Ltd.	118,615	11,418,061

		$15,177,029

Banks — 18.0%
Axis Bank, Ltd.(2)	1,216,312	$13,594,300
HDFC Bank, Ltd.	243,980	8,176,260
ICICI Bank, Ltd.	1,518,815	8,743,408
IndusInd Bank, Ltd.	71,957	1,849,867
RBL Bank, Ltd.(1)	267,678	2,616,792
Yes Bank, Ltd.	1,221,275	4,829,362

		$39,809,989

Beverages — 1.3%
United Breweries, Ltd.	139,855	$2,818,867

		$2,818,867

Capital Markets — 0.2%
HDFC Asset Management Co., Ltd.(1)	24,519	$542,390

		$542,390

Construction & Engineering — 1.4%
Voltas, Ltd.	338,897	$3,065,769

		$3,065,769

Construction Materials — 2.8%
Odisha Cement, Ltd.(2)	122,694	$1,752,518
UltraTech Cement, Ltd.	78,030	4,506,093

		$6,258,611

Consumer Finance — 6.1%
Bajaj Finance, Ltd.	164,010	$7,145,812
Bharat Financial Inclusion, Ltd.(2)	166,217	2,717,396
Mahindra & Mahindra Financial Services, Ltd.	400,860	2,433,541
Muthoot Finance, Ltd.	140,035	1,240,179

		$13,536,928

Diversified Financial Services — 1.5%
Bajaj Holdings & Investment, Ltd.	68,909	$3,384,315

		$3,384,315

Security	Shares	Value
Electrical Equipment — 0.2%
Graphite India, Ltd.	83,106	$535,258

		$535,258

Food Products — 2.9%
Britannia Industries, Ltd.	100,277	$4,459,750
GlaxoSmithKline Consumer Healthcare, Ltd.	18,061	1,881,837

		$6,341,587

Hotels, Restaurants & Leisure — 0.9%
Indian Hotels Co., Ltd. (The)	923,711	$2,052,672

		$2,052,672

Household Durables — 2.4%
Crompton Greaves Consumer Electricals, Ltd.	885,858	$2,935,029
Whirlpool of India, Ltd.	105,860	2,319,206

		$5,254,235

Household Products — 2.1%
Hindustan Unilever, Ltd.	191,309	$4,711,189

		$4,711,189

Insurance — 1.5%
ICICI Lombard General Insurance Co., Ltd.(1)	108,312	$1,601,585
ICICI Prudential Life Insurance Co., Ltd.(1)	357,326	1,806,123

		$3,407,708

Interactive Media & Services — 2.1%
Info Edge India, Ltd.	179,046	$4,712,638

		$4,712,638

IT Services — 14.5%
HCL Technologies, Ltd.	328,274	$5,155,431
Infosys, Ltd.	1,885,331	20,187,075
Infosys, Ltd. ADR	64,160	701,269
Larsen & Toubro Infotech, Ltd.(1)	86,224	2,122,727
Tech Mahindra, Ltd.	362,471	4,066,008

		$32,232,510

Life Sciences Tools & Services — 1.7%
Divi’s Laboratories, Ltd.	152,468	$3,759,936

		$3,759,936

Machinery — 2.1%
AIA Engineering, Ltd.	86,037	$2,214,628
Thermax, Ltd.	175,006	2,453,720

		$4,668,348

Metals & Mining — 1.3%
Hindustan Zinc, Ltd.	333,912	$1,333,677
Jindal Steel & Power, Ltd.(2)	564,567	1,464,737

		$2,798,414

Oil, Gas & Consumable Fuels — 8.3%
Bharat Petroleum Corp., Ltd.	644,884	$3,710,407
Reliance Industries, Ltd.	743,274	14,625,703

		$18,336,110

Security	Shares	Value
Personal Products — 2.7%
Marico, Ltd.	526,595	$2,640,988
Procter & Gamble Hygiene & Health Care, Ltd.	21,930	3,417,697

		$6,058,685

Pharmaceuticals — 3.6%
Abbott India, Ltd.	32,581	$3,437,854
Eris Lifesciences, Ltd.(1)(2)	138,668	1,284,555
Lupin, Ltd.	197,109	2,100,752
Torrent Pharmaceuticals, Ltd.	42,969	1,216,486

		$8,039,647

Real Estate Management & Development — 1.3%
Oberoi Realty, Ltd.	214,170	$1,614,088
Prestige Estates Projects, Ltd.	325,464	1,182,851

		$2,796,939

Textiles, Apparel & Luxury Goods — 0.7%
Aditya Birla Fashion and Retail, Ltd.(2)	471,197	$1,490,936

		$1,490,936

Thrifts & Mortgage Finance — 5.7%
Housing Development Finance Corp., Ltd.	342,288	$9,700,986
Indiabulls Housing Finance, Ltd.	235,558	2,922,656

		$12,623,642

Tobacco — 2.2%
ITC, Ltd.	1,159,472	$4,961,318

		$4,961,318

Total India (identified cost $161,004,176)		$213,541,341

United States — 2.0%

IT Services — 2.0%
Cognizant Technology Solutions Corp., Class A	59,951	$4,343,450

		$4,343,450

Total United States (identified cost $3,259,452)		$4,343,450

Total Common Stocks (identified cost $164,263,628)		$217,884,791

Total Investments — 98.3% (identified cost $164,263,628)		$217,884,791

Other Assets, Less Liabilities — 1.7%		$3,811,855

Net Assets — 100.0%		$221,696,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2019, the aggregate value of these securities is $11,505,066 or 5.2% of the Portfolio’s net assets.

(2)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Equity Futures
SGX CNX Nifty Index	144	Long	4/25/19	$3,362,167	$35,616

					$35,616

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended March 31, 2019, the Portfolio entered into equity index futures contracts to manage cash flows.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $35,616.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$4,712,638		$—	$4,712,638
Consumer Discretionary	—	26,609,649		—	26,609,649
Consumer Staples	—	24,891,646		—	24,891,646
Energy	—	18,336,110		—	18,336,110
Financials	—	73,304,972		—	73,304,972
Health Care	—	11,799,583		—	11,799,583
Industrials	—	9,800,269		—	9,800,269
Information Technology	5,044,719	31,531,241		—	36,575,960
Materials	1,752,518	7,304,507		—	9,057,025
Real Estate	—	2,796,939		—	2,796,939
Total Common Stocks	$6,797,237	$211,087,554	*	$—	$217,884,791
Total Investments	$6,797,237	$211,087,554		$—	$217,884,791
Futures Contracts	$—	$35,616		$—	$35,616
Total	$6,797,237	$211,123,170		$—	$217,920,407

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.